John Hancock

High Yield Fund

Quarterly portfolio holdings 8/31/19

Fund’s investments

As of 8-31-19 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 83.8% (Cost $840,991,036)				$852,921,485
Communication services 21.3%				217,043,142

Diversified telecommunication services 3.9%
Cincinnati Bell, Inc. (A)	8.000	10-15-25	6,260,000	5,494,903
Consolidated Communications, Inc.	6.500	10-01-22	3,140,000	2,935,900
Frontier Communications Corp.	6.250	09-15-21	4,150,000	2,220,250
GCI LLC (A)	6.625	06-15-24	3,085,000	3,293,238
GCI LLC	6.875	04-15-25	6,130,000	6,436,500
Intelsat Connect Finance SA (A)	9.500	02-15-23	1,975,000	1,757,750
Intelsat Jackson Holdings SA	5.500	08-01-23	2,185,000	1,988,350
Intelsat Jackson Holdings SA (A)	8.000	02-15-24	2,361,000	2,458,391
Intelsat Jackson Holdings SA (A)	8.500	10-15-24	4,115,000	4,084,138
Intelsat Luxembourg SA	8.125	06-01-23	3,850,000	3,060,750
Radiate Holdco LLC (A)	6.625	02-15-25	4,910,000	4,873,175
UPCB Finance IV, Ltd. (A)	5.375	01-15-25	1,255,000	1,291,709
Entertainment 2.5%
AMC Entertainment Holdings, Inc.	6.125	05-15-27	6,000,000	5,535,000
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24	7,600,000	8,027,044
Netflix, Inc. (A)	5.375	11-15-29	2,350,000	2,555,625
Netflix, Inc.	5.875	11-15-28	6,210,000	6,947,438
Netflix, Inc. (A)	6.375	05-15-29	2,500,000	2,881,250
Interactive media and services 0.4%
Match Group, Inc.	6.375	06-01-24	3,877,000	4,080,543
Media 10.6%
Altice Financing SA (A)	7.500	05-15-26	3,045,000	3,242,925
Altice Luxembourg SA (A)	7.750	05-15-22	1,523,000	1,561,875
Altice Luxembourg SA (A)	10.500	05-15-27	4,070,000	4,426,125
Cablevision Systems Corp.	5.875	09-15-22	2,415,000	2,583,326
Cablevision Systems Corp.	8.000	04-15-20	7,500,000	7,715,625
CCO Holdings LLC (A)	5.000	02-01-28	9,705,000	10,190,250
CCO Holdings LLC	5.125	02-15-23	6,280,000	6,382,050
CCO Holdings LLC (A)	5.125	05-01-27	6,715,000	7,101,045
CCO Holdings LLC	5.250	09-30-22	950,000	959,500
Cengage Learning, Inc. (A)	9.500	06-15-24	1,425,000	1,318,125
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	4,980,000	5,087,917
CSC Holdings LLC (A)	5.375	02-01-28	6,425,000	6,860,358
CSC Holdings LLC (A)	5.500	04-15-27	5,430,000	5,810,100
CSC Holdings LLC (A)	5.750	01-15-30	4,500,000	4,708,125
DISH DBS Corp.	5.875	07-15-22	5,850,000	6,054,750
MDC Partners, Inc. (A)	6.500	05-01-24	11,030,000	10,037,300
National CineMedia LLC	6.000	04-15-22	5,825,000	5,875,969
Sirius XM Radio, Inc. (A)	4.625	07-15-24	3,350,000	3,496,563
Sirius XM Radio, Inc. (A)	5.375	04-15-25	5,250,000	5,446,875
Tribune Media Company	5.875	07-15-22	4,870,000	4,941,540
WMG Acquisition Corp. (A)	5.500	04-15-26	3,735,000	3,912,413
Wireless telecommunication services 3.9%
Sprint Communications, Inc.	6.000	11-15-22	4,980,000	5,300,563
Sprint Communications, Inc.	7.000	08-15-20	3,265,000	3,389,070
Sprint Communications, Inc.	11.500	11-15-21	1,600,000	1,876,000
Sprint Corp.	7.125	06-15-24	6,675,000	7,378,946
Sprint Corp.	7.875	09-15-23	2,250,000	2,531,250
T-Mobile USA, Inc.	4.750	02-01-28	4,225,000	4,446,728

2 JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
T-Mobile USA, Inc.	6.500	01-15-26	8,020,000	$8,621,500
United States Cellular Corp.	6.700	12-15-33	5,500,000	5,864,375
Consumer discretionary 6.3%				63,955,988

Automobiles 0.3%
Mclaren Finance PLC (A)	5.750	08-01-22	3,750,000	3,561,873
Hotels, restaurants and leisure 3.4%
Eldorado Resorts, Inc.	6.000	09-15-26	2,010,000	2,198,438
Eldorado Resorts, Inc.	7.000	08-01-23	9,595,000	10,026,775
International Game Technology PLC (A)	6.500	02-15-25	4,660,000	5,114,350
MGM Resorts International	6.000	03-15-23	4,110,000	4,521,000
Twin River Worldwide Holdings, Inc. (A)	6.750	06-01-27	2,635,000	2,776,631
Waterford Gaming LLC (A)(B)(C)	8.625	09-15-14	1,649,061	0
Wyndham Destinations, Inc.	6.350	10-01-25	8,825,000	9,674,406
Household durables 0.3%
William Lyon Homes, Inc.	6.000	09-01-23	2,600,000	2,697,500
Internet and direct marketing retail 0.5%
GrubHub Holdings, Inc. (A)	5.500	07-01-27	4,839,000	5,056,755
Leisure products 0.9%
Diamond Sports Group LLC (A)	5.375	08-15-26	4,512,000	4,737,600
Diamond Sports Group LLC (A)	6.625	08-15-27	3,956,000	4,143,910
Specialty retail 0.9%
F-Brasile SpA (A)	7.375	08-15-26	1,400,000	1,421,000
Group 1 Automotive, Inc. (A)	5.250	12-15-23	7,830,000	8,025,750
Consumer staples 2.0%				20,035,482

Food and staples retailing 0.7%
Simmons Foods, Inc. (A)	5.750	11-01-24	4,900,000	4,642,750
Simmons Foods, Inc. (A)	7.750	01-15-24	2,175,000	2,349,000
Food products 1.2%
Darling Ingredients, Inc. (A)	5.250	04-15-27	2,400,000	2,556,000
Post Holdings, Inc. (A)	5.500	03-01-25	2,655,000	2,777,794
Post Holdings, Inc. (A)	5.625	01-15-28	3,400,000	3,621,000
Post Holdings, Inc. (A)	5.750	03-01-27	2,795,000	2,969,688
Household products 0.1%
Spectrum Brands, Inc.	6.625	11-15-22	1,100,000	1,119,250
Energy 13.0%				131,997,438

Energy equipment and services 2.8%
Archrock Partners LP	6.000	10-01-22	8,175,000	8,305,391
CSI Compressco LP	7.250	08-15-22	9,655,000	8,568,813
CSI Compressco LP (A)	7.500	04-01-25	2,500,000	2,443,750
Nabors Industries, Inc.	5.750	02-01-25	6,090,000	4,872,000
Tervita Corp. (A)	7.625	12-01-21	4,385,000	4,450,775
Oil, gas and consumable fuels 10.2%
Aker BP ASA (A)	4.750	06-15-24	1,560,000	1,595,100
Andeavor Logistics LP	5.250	01-15-25	5,385,000	5,662,505
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	4,460,000	4,972,900
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24	6,245,000	7,205,169
Chesapeake Energy Corp.	7.000	10-01-24	1,100,000	838,750
Chesapeake Energy Corp.	7.500	10-01-26	5,500,000	3,767,500
Chesapeake Energy Corp.	8.000	06-15-27	5,165,000	3,731,764

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND 3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Citgo Holding, Inc. (A)	9.250	08-01-24	1,710,000	$1,812,600
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (D)	7.375	12-15-22	6,500,000	6,223,750
DCP Midstream Operating LP	5.375	07-15-25	7,300,000	7,719,750
Denbury Resources, Inc. (A)	7.500	02-15-24	3,475,000	2,355,008
Diamondback Energy, Inc.	4.750	11-01-24	5,350,000	5,510,500
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	4,135,000	4,310,738
Energy Transfer Operating LP	5.500	06-01-27	6,240,000	7,171,989
Murphy Oil Corp.	4.000	06-01-22	1,000,000	1,000,000
Murphy Oil Corp.	6.875	08-15-24	4,830,000	5,060,874
Newfield Exploration Company	5.375	01-01-26	4,550,000	4,999,768
Newfield Exploration Company	5.750	01-30-22	985,000	1,052,573
Parkland Fuel Corp. (A)	5.875	07-15-27	4,700,000	4,935,000
Parsley Energy LLC (A)	5.375	01-15-25	2,690,000	2,743,800
Parsley Energy LLC (A)	5.625	10-15-27	5,295,000	5,453,850
PBF Holding Company LLC	7.250	06-15-25	5,105,000	5,288,321
Targa Resources Partners LP (A)	6.875	01-15-29	4,145,000	4,580,225
WPX Energy, Inc.	5.250	09-15-24	5,285,000	5,364,275
Financials 10.9%				111,115,567

Banks 4.8%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (D)	6.100	03-17-25	7,200,000	7,848,000
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(D)	7.000	08-16-28	4,970,000	5,404,875
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(D)	8.125	12-23-25	4,215,000	4,919,188
Freedom Mortgage Corp. (A)	8.125	11-15-24	7,040,000	6,124,800
Freedom Mortgage Corp. (A)	8.250	04-15-25	3,940,000	3,427,800
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (D)	6.500	03-23-28	3,825,000	3,930,953
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	7,005,000	7,296,408
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(D)	7.375	09-13-21	8,165,000	8,583,456
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (D)	5.875	06-15-25	1,600,000	1,764,464
Capital markets 0.7%
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(D)	7.500	07-17-23	6,685,000	7,120,194
Consumer finance 1.6%
Avation Capital SA (A)	6.500	05-15-21	2,240,000	2,312,800
Enova International, Inc. (A)	8.500	09-01-24	1,635,000	1,573,688
Enova International, Inc. (A)	8.500	09-15-25	4,425,000	4,248,000
Springleaf Finance Corp.	6.625	01-15-28	4,195,000	4,604,013
Springleaf Finance Corp.	7.125	03-15-26	3,200,000	3,649,600
Diversified financial services 1.5%
Allied Universal Holdco LLC (A)	6.625	07-15-26	5,880,000	6,247,500
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25	4,150,000	2,790,875
Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	4,000,000	4,175,000
Refinitiv US Holdings, Inc. (A)	8.250	11-15-26	2,125,000	2,390,625
Insurance 0.3%
Ardonagh Midco 3 PLC (A)	8.625	07-15-23	3,190,000	3,086,325

4 JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Mortgage real estate investment trusts 0.7%
Starwood Property Trust, Inc.	5.000	12-15-21	6,315,000	$6,551,813
Thrifts and mortgage finance 1.3%
Ladder Capital Finance Holdings LLLP (A)	5.875	08-01-21	4,360,000	4,425,400
Nationstar Mortgage LLC	6.500	06-01-22	6,600,000	6,608,250
Stearns Holdings LLC (A)(B)	9.375	08-15-20	4,146,000	2,031,540
Health care 9.2%				94,029,762

Health care providers and services 6.5%
BCPE Cycle Merger Sub II, Inc. (A)	10.625	07-15-27	2,790,000	2,720,250
Centene Corp. (A)	5.375	06-01-26	7,350,000	7,857,518
Centene Corp.	6.125	02-15-24	3,190,000	3,343,120
DaVita, Inc.	5.000	05-01-25	1,525,000	1,526,906
DaVita, Inc.	5.125	07-15-24	7,575,000	7,705,366
Encompass Health Corp.	5.750	11-01-24	3,699,000	3,745,238
HCA Healthcare, Inc.	6.250	02-15-21	660,000	693,264
HCA, Inc.	5.250	06-15-26	4,080,000	4,605,349
HCA, Inc.	5.375	02-01-25	9,840,000	10,922,400
HCA, Inc.	7.500	02-15-22	590,000	660,688
MEDNAX, Inc. (A)	5.250	12-01-23	8,070,000	8,110,350
MEDNAX, Inc. (A)	6.250	01-15-27	3,060,000	2,998,800
Select Medical Corp. (A)	6.250	08-15-26	2,805,000	2,918,603
Team Health Holdings, Inc. (A)	6.375	02-01-25	3,730,000	2,499,100
Tenet Healthcare Corp.	6.750	06-15-23	6,000,000	6,165,000
Pharmaceuticals 2.7%
Bausch Health Americas, Inc. (A)	8.500	01-31-27	1,853,000	2,056,793
Bausch Health Americas, Inc. (A)	9.250	04-01-26	4,905,000	5,554,913
Bausch Health Companies, Inc. (A)	5.500	03-01-23	1,760,000	1,777,600
Bausch Health Companies, Inc. (A)	5.500	11-01-25	4,990,000	5,233,163
Bausch Health Companies, Inc. (A)	7.000	01-15-28	3,700,000	3,877,341
Catalent Pharma Solutions, Inc. (A)	5.000	07-15-27	1,540,000	1,613,319
Endo Finance LLC (A)	5.375	01-15-23	3,074,000	2,090,320
Mallinckrodt International Finance SA (A)	5.500	04-15-25	4,795,000	2,109,800
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28	3,855,000	3,244,561
Industrials 5.4%				54,449,972

Aerospace and defense 0.5%
TransDigm, Inc. (A)	6.250	03-15-26	4,550,000	4,908,222
Building products 0.8%
Standard Industries, Inc. (A)	5.375	11-15-24	4,165,000	4,284,744
Standard Industries, Inc. (A)	6.000	10-15-25	3,960,000	4,162,950
Commercial services and supplies 1.4%
Cimpress NV (A)	7.000	06-15-26	5,400,000	5,649,750
Clean Harbors, Inc. (A)	4.875	07-15-27	1,575,000	1,665,563
Clean Harbors, Inc. (A)	5.125	07-15-29	1,015,000	1,080,975
IAA, Inc. (A)	5.500	06-15-27	1,790,000	1,906,350
LSC Communications, Inc. (A)	8.750	10-15-23	4,495,000	3,393,725
Construction and engineering 0.5%
AECOM	5.125	03-15-27	2,750,000	2,872,430
HC2 Holdings, Inc. (A)	11.500	12-01-21	2,470,000	2,148,900
Machinery 0.2%
Harsco Corp. (A)	5.750	07-31-27	1,920,000	1,989,600

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND 5

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Road and rail 1.0%
Uber Technologies, Inc. (A)	7.500	11-01-23	4,215,000	$4,404,675
Uber Technologies, Inc. (A)	8.000	11-01-26	5,680,000	5,974,650
Trading companies and distributors 1.0%
Herc Holdings, Inc. (A)	5.500	07-15-27	5,610,000	5,785,313
United Rentals North America, Inc.	5.500	07-15-25	4,050,000	4,222,125
Information technology 4.7%				48,181,935

Communications equipment 1.0%
CommScope, Inc. (A)	5.500	03-01-24	3,500,000	3,548,125
CommScope, Inc. (A)	6.000	03-01-26	2,953,000	3,007,631
CommScope, Inc. (A)	8.250	03-01-27	4,000,000	3,920,000
Electronic equipment, instruments and components 0.5%
TTM Technologies, Inc. (A)	5.625	10-01-25	5,800,000	5,655,000
IT services 0.5%
Banff Merger Sub, Inc. (A)	9.750	09-01-26	5,445,000	4,954,950
Semiconductors and semiconductor equipment 1.1%
Micron Technology, Inc.	4.663	02-15-30	2,000,000	2,088,262
Micron Technology, Inc.	5.327	02-06-29	5,000,000	5,534,804
Qorvo, Inc.	5.500	07-15-26	3,220,000	3,437,414
Software 0.4%
Ascend Learning LLC (A)	6.875	08-01-25	3,500,000	3,626,875
Technology hardware, storage and peripherals 1.2%
Dell International LLC (A)	8.350	07-15-46	3,800,000	4,992,663
Seagate HDD Cayman	4.750	06-01-23	3,855,000	4,025,106
Seagate HDD Cayman	4.875	06-01-27	3,295,000	3,391,105
Materials 6.4%				64,849,875

Chemicals 0.8%
Ashland LLC	6.875	05-15-43	2,710,000	3,008,100
The Chemours Company	6.625	05-15-23	5,422,000	5,516,885
Containers and packaging 2.4%
ARD Finance SA (7.125% Cash or 7.875% PIK)	7.125	09-15-23	7,680,000	7,881,600
Ardagh Packaging Finance PLC (A)	5.250	08-15-27	3,810,000	3,848,100
Reynolds Group Issuer, Inc.	5.750	10-15-20	2,926,705	2,934,022
Reynolds Group Issuer, Inc. (A)	7.000	07-15-24	5,350,000	5,530,563
Trivium Packaging Finance BV (A)	5.500	08-15-26	2,525,000	2,670,188
Trivium Packaging Finance BV (A)	8.500	08-15-27	1,697,000	1,824,275
Metals and mining 2.5%
First Quantum Minerals, Ltd. (A)	7.250	05-15-22	7,600,000	7,391,000
First Quantum Minerals, Ltd. (A)	7.500	04-01-25	5,050,000	4,620,750
Freeport-McMoRan, Inc.	3.875	03-15-23	1,000,000	1,010,400
Freeport-McMoRan, Inc.	5.000	09-01-27	2,850,000	2,842,875
Freeport-McMoRan, Inc.	5.250	09-01-29	2,850,000	2,835,180
Freeport-McMoRan, Inc.	5.450	03-15-43	3,050,000	2,783,125
Freeport-McMoRan, Inc.	6.875	02-15-23	3,220,000	3,395,812
Paper and forest products 0.7%
Norbord, Inc. (A)	5.750	07-15-27	2,880,000	2,930,400
Norbord, Inc. (A)	6.250	04-15-23	3,610,000	3,826,600
Real estate 1.7%				17,784,083

Equity real estate investment trusts 0.9%
Equinix, Inc.	5.875	01-15-26	3,400,000	3,616,750

6 JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
GLP Capital LP	5.375	04-15-26		3,775,000	$4,143,667
Outfront Media Capital LLC / Outfront Media Capital Corp. (A)	5.000	08-15-27		2,010,000	2,077,838
Real estate management and development 0.8%
Williams Scotsman International, Inc. (A)	7.875	12-15-22		7,545,000	7,945,828
Utilities 2.9%					29,478,241

Electric utilities 0.4%
Vistra Operations Company LLC (A)	5.625	02-15-27		3,630,000	3,843,263
Gas utilities 1.3%
AmeriGas Partners LP	5.500	05-20-25		2,900,000	3,066,750
AmeriGas Partners LP	5.625	05-20-24		4,150,000	4,404,188
AmeriGas Partners LP	5.750	05-20-27		5,150,000	5,449,215
Independent power and renewable electricity producers 1.2%
Clearway Energy Operating LLC	5.375	08-15-24		7,305,000	7,487,625
NRG Energy, Inc.	6.625	01-15-27		4,840,000	5,227,200
Convertible bonds 0.9% (Cost $9,817,415)					$9,073,871
Communication services 0.5%					4,617,847

Entertainment 0.2%
DHX Media, Ltd. (A)	5.875	09-30-24	CAD	3,655,000	1,949,114
Media 0.3%
DISH Network Corp.	3.375	08-15-26		2,900,000	2,668,733
Information technology 0.4%					4,456,024

Software 0.4%
Avaya Holdings Corp.	2.250	06-15-23		4,780,000	4,456,024
Capital preferred securities 0.2% (Cost $2,203,618)					$2,400,000
Financials 0.2%					2,400,000

Banks 0.2%
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (D)(E)	5.570	09-30-19		2,400,000	2,400,000
Term loans (F) 5.1% (Cost $55,123,588)					$52,204,157
Communication services 1.3%					13,740,284

Interactive media and services 0.6%
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (G)	TBD	08-16-26		2,174,597	2,147,415
Ancestry.com Operations, Inc., Non-Extended Term Loan B (1 month LIBOR + 3.750%)	5.390	10-19-23		4,314,280	4,287,316
Media 0.7%
Houghton Mifflin Harcourt Publishers, Inc., 2015 Term Loan B (1 month LIBOR + 3.000%)	5.112	05-31-21		6,480,600	6,300,763
Nascar Holdings, Inc., Term Loan B (G)	TBD	07-26-26		1,000,000	1,004,790
Consumer discretionary 0.6%					5,882,294

Auto components 0.6%
American Tire Distributors, Inc., 2015 Term Loan (3 month LIBOR + 7.500%)	9.624	09-02-24		6,090,311	5,481,280
American Tire Distributors, Inc., PIK, Exit FILO Term Loan (3 month LIBOR + 6.000%)	8.150	09-01-23		407,121	401,014

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND 7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 0.0%
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (B)(C)	0.000	06-06-20	757,938	$0
Fontainebleau Las Vegas LLC, Term Loan B (B)(C)	0.000	06-06-20	1,618,638	0
Energy 0.0%				398,925

Oil, gas and consumable fuels 0.0%
Citgo Holding, Inc., 2019 Term Loan B (1 month LIBOR + 7.000%)	9.244	07-24-23	394,000	398,925
Financials 0.5%				4,975,425

Capital markets 0.5%
Blackstone CQP Holdco LP, Term Loan B (3 month LIBOR + 3.500%)	5.887	09-30-24	2,400,000	2,399,256
Jane Street Group LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	5.112	08-25-22	2,593,467	2,576,169
Health care 0.5%				5,635,310

Health care providers and services 0.5%
Concentra, Inc., 2018 2nd Lien Term Loan (3 month LIBOR + 6.500%)	8.960	06-01-23	2,999,987	3,012,497
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%)	7.112	06-26-26	2,750,000	2,622,813
Industrials 0.6%				5,641,730

Aerospace and defense 0.6%
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	6.010	04-30-25	5,652,300	5,641,730
Information technology 1.2%				12,358,059

IT services 0.5%
NeuStar, Inc., 2nd Lien Term Loan (1 month LIBOR + 8.000%)	10.112	08-08-25	3,809,082	3,586,898
Travelport Finance Luxembourg Sarl, 2019 Term Loan (3 month LIBOR + 5.000%)	7.541	05-29-26	2,000,000	1,837,000
Semiconductors and semiconductor equipment 0.4%
GlobalFoundries, Inc., Term Loan B (1 month LIBOR + 4.000%)	6.125	06-05-26	4,000,000	3,915,000
Software 0.3%
Avaya, Inc., 2018 Term Loan B (1 and 2 month LIBOR + 4.250%)	6.439	12-15-24	1,822,250	1,788,083
SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 2.250%)	4.362	04-16-25	495,938	496,434
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.362	04-16-25	733,910	734,644
Materials 0.1%				602,130

Construction materials 0.1%
Doncasters US Finance LLC, 2nd Lien Term Loan (3 month LIBOR + 8.250%)	10.580	10-09-20	2,361,293	602,130
Real estate 0.3%				2,970,000

Equity real estate investment trusts 0.3%
iStar, Inc., 2016 Term Loan B (1 month LIBOR + 2.750%)	4.948	06-28-23	2,970,000	2,970,000
Collateralized mortgage obligations 1.2% (Cost $8,605,275)				$11,968,510
Commercial and residential 1.2%				11,968,510

BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class F (A)(H)	3.716	04-14-33	2,000,000	2,035,200
BBCMS Mortgage Trust
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(E)	4.632	03-15-37	1,160,000	1,162,898
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(E)	4.146	03-15-37	835,000	835,514
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F (A)(H)	3.912	04-10-28	2,000,000	2,010,383
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class E (A)(H)	4.202	02-10-29	1,780,000	1,794,402

8 JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	72,770,087	$1,226,336
Series 2007-4, Class ES IO	0.350	07-19-47	71,534,489	1,034,253
Series 2007-6, Class ES IO (A)	0.343	08-19-37	63,202,960	898,373
MSCG Trust
Series 2016-SNR, Class D (A)	6.550	11-15-34	943,500	971,151
Asset backed securities 0.5% (Cost $5,283,703)				$5,389,068
Asset backed securities 0.5%				5,389,068

Coinstar Funding LLC
Series 2017-1A, Class A2 (A)	5.216	04-25-47	728,238	753,499
Driven Brands Funding LLC
Series 2015-1A, Class A2 (A)	5.216	07-20-45	3,363,938	3,470,911
VB-S1 Issuer LLC
Series 2016-1A, Class F (A)	6.901	06-15-46	1,000,000	1,040,139
Westgate Resorts LLC
Series 2015-2A, Class B (A)	4.000	07-20-28	124,772	124,519

			Shares	Value
Common stocks 0.1% (Cost $7,861,625)				$991,733
Communication services 0.0%				0
Media 0.0%
Vertis Holdings, Inc. (C)(I)			560,094	0
Energy 0.0%				0

Energy equipment and services 0.0%
TPT Acquisition, Inc. (C)(I)			2,560	0
Information technology 0.1%				991,733

Software 0.1%
Avaya Holdings Corp. (I)			70,236	991,733
Preferred securities 1.9% (Cost $22,184,959)				$19,292,847
Energy 0.1%				498,281

Energy equipment and services 0.1%
Nabors Industries, Ltd., 6.000%			33,000	498,281
Financials 0.7%				7,358,794

Banks 0.7%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.943% (E)			280,870	7,358,794
Materials 0.1%				959,867

Construction materials 0.1%
Glasstech, Inc., Series A (C)(I)			144	86,168
Glasstech, Inc., Series B (C)(I)			4,475	873,699
Utilities 1.0%				10,475,905

Electric utilities 0.2%
The Southern Company, 6.750%			34,132	1,773,499
Multi-utilities 0.6%
Dominion Energy, Inc., 7.250%			22,383	2,281,947
DTE Energy Company, 6.500%			67,890	3,860,225

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND 9

			Shares	Value
Utilities (continued)
Water utilities 0.2%
Aqua America, Inc., 6.000%			42,550	$2,560,234
Warrants 0.0% (Cost $0)				$64,618
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (I)			64,618	64,618

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0% (Cost $290,749)				$180
Seventy Seven Energy, Inc. (C)(I)	6.500	07-15-22	3,130,000	180

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.7% (Cost $58,212,836)				$58,214,000
U.S. Government Agency 1.0%				10,664,000

Federal Agricultural Mortgage Corp. Discount Note	2.030	09-03-19	5,328,000	5,328,000
Federal Home Loan Bank Discount Note	1.900	09-03-19	5,336,000	5,336,000

			Par value^	Value
Repurchase agreement 4.7%				47,550,000

Barclays Tri-Party Repurchase Agreement dated 8-30-19 at 2.120% to be repurchased at $44,769,543 on 9-3-19, collateralized by $44,198,400 U.S. Treasury Notes, 2.375% due 3-15-22 (valued at $45,665,009, including interest)			44,759,000	44,759,000
Repurchase Agreement with State Street Corp. dated 8-30-19 at 1.050% to be repurchased at $2,791,326 on 9-3-19, collateralized by $2,795,000 U.S. Treasury Notes, 2.250% due 3-31-21 (valued at $2,847,524, including interest)			2,791,000	2,791,000
Total investments (Cost $1,010,574,804) 99.4%				$1,012,520,469
Other assets and liabilities, net 0.6%				5,661,491
Total net assets 100.0%				$1,018,181,960

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

CAD	Canadian Dollar

Security Abbreviations and Legend

IO	Interest-Only Security—(Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security—Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $451,075,352 or 44.3% of the fund’s net assets as of 8-31-19.
(B)	Non-income producing—Issuer is in default.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

10 JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following country composition as a percentage of net assets on 8-31-19:

United States	85.4%
Luxembourg	3.7%
Canada	3.4%
Netherlands	2.0%
France	1.9%
Cayman Islands	1.2%
United Kingdom	1.0%
Other countries	1.4%
TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND 11

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	90	Short	Dec 2019	$(11,829,185)	$(11,854,688)	$(25,503)
						$(25,503)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	1,369,326	USD	1,032,285	RBC	9/18/2019	—	$(3,549)
CAD	190,000	USD	143,030	TD	9/18/2019	—	(288)
USD	136,123	CAD	180,000	JPM	9/18/2019	$894	—
USD	2,038,199	CAD	2,747,396	TD	9/18/2019	—	(25,843)
USD	1,034,136	CAD	1,369,326	RBC	2/12/2020	3,743	—
						$4,637	$(29,680)

SWAPS

Credit default swaps - Buyer

Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	D.R. Horton, Inc.	5,000,000	USD	$5,000,000	1.000%	Quarterly	Jun 2024	$(29,622)	$(99,289)	$(128,911)
MSCS	AT&T, Inc.	10,000,000	USD	10,000,000	1.000%	Quarterly	Jun 2024	45,609	(129,508)	(83,899)
MSCS	Best Buy Company, Inc.	5,000,000	USD	5,000,000	5.000%	Quarterly	Jun 2024	(904,740)	(106,745)	(1,011,485)
MSCS	Southwest Airlines Company	5,000,000	USD	5,000,000	1.000%	Quarterly	Jun 2024	(85,390)	(59,695)	(145,085)
MSCS	Target Corp.	10,000,000	USD	10,000,000	1.000%	Quarterly	Jun 2024	(257,153)	(117,404)	(374,557)
MSCS	TWDC Enterprises 18 Corp.	5,000,000	USD	5,000,000	1.000%	Quarterly	Jun 2024	(172,471)	(34,276)	(206,747)
				$40,000,000				$(1,403,767)	$(546,917)	$(1,950,684)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
USD	U.S. Dollar

Derivatives Abbreviations

CITI	Citibank, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
TD	The Toronto-Donimion Bank

12 JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2019, by major security category or type:

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Corporate bonds	$852,921,485	—	$852,921,485	—
Convertible bonds	9,073,871	—	9,073,871	—
Capital preferred securities	2,400,000	—	2,400,000	—
Term loans	52,204,157	—	52,204,157	—
Collateralized mortgage obligations	11,968,510	—	11,968,510	—
Asset backed securities	5,389,068	—	5,389,068	—
Common stocks	991,733	$991,733	—	—
Preferred securities	19,292,847	18,332,980	—	$959,867
Warrants	64,618	64,618	—	—
Escrow certificates	180	—	—	180
Short-term investments	58,214,000	—	58,214,000	—
Total investments in securities	$1,012,520,469	$19,389,331	$992,171,091	$960,047
Derivatives:
Assets
Forward foreign currency contracts	$4,637	—	$4,637	—
Liabilities
Futures	(25,503)	$(25,503)	—	—
Forward foreign currency contracts	(29,680)	—	(29,680)	—
Swap contracts	(1,950,684)	—	(1,950,684)	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

13

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	57Q1	08/19
This report is for the information of the shareholders of John Hancock High Yield Fund.		10/19